Employee Cost - Fair value of the PSUs and ESO (Details)	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Statement [Line Items]
No of options, beginning of the period	6,804,003
No of options Granted	335,209	0
No of options Forfeited	122,419	418,894
No of options Exercised	354,242	0
No of options, end of the period	6,662,551	6,804,003
ESO [Member]
Statement [Line Items]
No of options, beginning of the period	0
No of options Granted	839,650
No of options Forfeited	0
No of options Exercised	0
No of options, end of the period	839,650	0
Remaining contractual life	28 months
PSU [Member]
Statement [Line Items]
No of options, beginning of the period	0
No of options Granted	964,569
No of options Forfeited	0
No of options Exercised	0
No of options, end of the period	964,569	0
Remaining contractual life	28 months